Expense Example	Jun. 30, 2025 USD ($)
Palmer Square Credit Opportunities ETF | Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Palmer Square CLO Senior Debt ETF | Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Palmer Square CLO Debt ETF | Palmer Square CLO Debt ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 144